Earnings/(loss) per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings/(loss) per share
24.	Earnings/(loss) per share

The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the periods indicated:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(772,963)	1,389,242	2,129,058
Add: Net loss/(income) attributable to noncontrolling interests	4,916	(4,667)	139
Less: Deemed dividend to mezzanine classified noncontrolling interests	(15,717)	(99,507)	(132,202)
Numerator for basic and diluted net earnings/(loss) per share	(783,764)	1,285,068	1,996,995
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic	286,975,068	291,475,725	294,902,518
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted	286,975,068	295,304,995	299,711,258
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic	(2.73)	4.41	6.77
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted	(2.73)	4.35	6.66
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic	(5.46)	8.82	13.54
Net earnings/(loss) per ADS attributable to ordinary shareholders - diluted	(5.46)	8.70	13.33

Basic net earnings/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net earnings/(loss) per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Class A and Class B ordinary shares are considered the same for the purposes of EPS calculation as they have identical earnings rights and preferences. For the years ended December 31, 2016, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share totaled 5,517,699 on a weighted average basis. For the year ended December 31, 2017 and 2018, options to purchase ordinary shares included in the calculation of diluted net income per share totaled 3,829,270 and 4,808,740.
For the year ended December 31, 2017 and 2018, the impact of share options granted under Zhuan Zhuan 2017 Plan was not dilutive, as Zhuan Zhuan has been in loss position.